Consolidated Balance Sheet Components - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 8,491	$ 7,424
Less: allowance for doubtful accounts	(808)	(521)
Total	7,683	6,903
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	164	126
Deposits at brokers or dealers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	5,833	4,121
Crypto receivable from liquidity providers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	2	72
Deposits
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	1,242	939
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 1,250	$ 2,166